Financial instruments and financial risk management	6 Months Ended
Dec. 31, 2025
Financial instruments and financial risk management
Financial instruments and financial risk management

17.Financial instruments and financial risk management

Additional disclosures on financial instruments

The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. The table excludes fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount reasonably approximates fair value.

Financial instruments as of June 30, 2025 were as follows:

	Year ended June 30, 2025
		Categories	Category in		Fair value
	Carrying	outside of	accordance	Fair	hierarchy
(in € thousands)	amount	IFRS 9	with IFRS 9	value	level
Financial assets
Non-current financial assets
Non-current deposits	5,186	—	Amortized cost	—	—
Current financial assets
Trade and other receivables	96,676	—	Amortized cost	—	—
Cash and cash equivalents	603,593	—	Amortized cost	—	—
Other assets	134,766	92,880
thereof deposits	28	—	Amortized cost	—	—
thereof other financial assets	41,858	—	Amortized cost	—	—
Financial liabilities
Non-current financial liabilities
Lease liabilities	176,718	176,718	N/A	—	—
Other liabilities	364	364	N/A	—	—
Current financial liabilities
Liabilities to banks	10,000	—	Amortized cost	—	—
Tax liabilities	2,764	2,764	N/A
Lease liabilities	32,085	32,085	N/A	—	—
Trade and other payables	285,722	—	Amortized cost	—	—
Other liabilities	346,835	263,757
thereof other financial liabilities	83,078	—	Amortized cost	—	—

Financial instruments as of December 31, 2025 were as follows:

	Six months ended December 31, 2025
		Categories	Category in		Fair value
	Carrying	outside of	accordance	Fair	hierarchy
(in € thousands)	amount	IFRS 9	with IFRS 9	value	level
Financial assets
Non-current financial assets
Non-current deposits	5,057	—	Amortized cost	—	—
Other non-current financial assets	141,204	—	Amortized cost	—	—
Current financial assets
Trade and other receivables	36,406	—	Amortized cost	—	—
Cash and cash equivalents	418,601	—	Amortized cost	—	—
Other assets	168,870	90,974
thereof deposits	73	—	Amortized cost	—	—
thereof Derivatives (Hedge Accounting)	1,339	—	N/A	1,339	Level 2
thereof other financial assets	76,484	—	Amortized cost	—	—
Financial liabilities
Non-current financial liabilities
Lease liabilities	149,321	149,321	N/A	—	—
Other liabilities	291	291	N/A	—	—
Current financial liabilities
Liabilities to banks	10,000	—	Amortized cost	—	—
Tax liabilities	2,856	2,856	N/A
Lease liabilities	30,337	30,337	N/A	—	—
Trade and other payables	234,960	—	Amortized cost	—	—
Other liabilities	447,751	363,636
thereof Derivatives (Hedge Accounting)	6,181	—	N/A	6,181	Level 2
thereof other financial liabilities	77,934	—	Amortized cost	—	—
Lease liabilities associated with assets held for sale	15,019	15,019	N/A	—	—

Foreign exchange forwards are valued according to their present value of future cash flows based on foreign exchange rates at the balance sheet date. The fair values of these instruments are also considered as level 2 fair values.

There were no transfers between the different levels of the fair value hierarchy as of June 30, 2025 and December 31, 2025. LuxExperience Group’s policy is to recognize transfers into and transfers out of fair value hierarchy levels as at the end of the reporting period. As LuxExperience Group does not meet the criteria for offsetting, thus no financial instruments are netted.

As of December 31, 2025, LuxExperience Group has recorded negative €3,490 thousand net in cash flow hedge reserve. Had hedge accounting not been applied, the amount would have been recorded in profit or loss immediately. The remaining portion of other comprehensive income is related to translation differences of balance sheet items denominated in foreign currencies in prior periods. For more details, please refer to LuxExperience Group’s annual consolidated financial statements for the fiscal year ended June 30, 2025.